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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02363

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.66%
CLOSED-END FUNDS - 21.64%
CORE - 6.09%
Adams Diversified Equity Fund, Inc.	540,382	$8,559,650
General American Investors Company, Inc.	154,896	5,630,470
Royce Micro-Cap Trust, Inc.	83,976	675,167
Royce Value Trust, Inc.	285,105	3,923,045
Source Capital, Inc.	64,061	2,339,162
Tri-Continental Corporation	133,032	3,625,122
		24,752,616
DEVELOPED MARKET - 0.84%
Aberdeen Japan Equity Fund, Inc.	53,708	390,994
European Equity Fund, Inc. (The)	27,208	242,151
First Trust Dynamic Europe Equity Income Fund	4,600	62,422
Japan Smaller Capitalization Fund, Inc.	205,355	1,800,964
New Germany Fund, Inc. (The)	21,312	295,384
New Ireland Fund, Inc. (The) *	43,689	373,978
Swiss Helvetia Fund, Inc. (The) *	29,099	233,665
		3,399,558
DIVERSIFIED EQUITY - 0.01%
Sprott Focus Trust, Inc.	4,240	28,535

EMERGING MARKETS - 2.06%
Central and Eastern Europe Fund, Inc. (The)	50,519	1,313,494
First Trust/Aberdeen Emerging Opportunity Fund	29,132	385,416
Herzfeld Caribbean Basin Fund, Inc. (The) *	67,356	428,384
Mexico Equity and Income Fund, Inc. (The)	23,135	243,332
Mexico Fund, Inc. (The)	67,976	887,087
Morgan Stanley India Investment Fund, Inc. *	68,902	1,305,693
Taiwan Fund, Inc. (The) *	13,521	249,733
Templeton Dragon Fund, Inc.	111,496	1,996,893
Templeton Emerging Markets Fund	79,268	1,162,069
Voya Emerging Markets High Dividend Equity Fund	55,824	400,258
		8,372,359
ENERGY MLP FUNDS - 1.58%
ClearBridge Energy Midstream Opportunity Fund Inc.	61,149	531,996
ClearBridge MLP and Midstream Fund Inc.	99,114	1,127,917

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY MLP FUNDS - 1.58% (Continued)
ClearBridge MLP and Midstream Total Return Fund Inc.	144,862	$1,290,720
Cushing Energy Income Fund (The)	31,500	193,829
Kayne Anderson Midstream/Energy Fund, Inc.	163,611	1,771,908
Neuberger Berman MLP and Energy Income Fund Inc.	68,028	489,802
Salient Midstream & MLP Fund	129,318	1,016,439
		6,422,611
GLOBAL - 3.06%
Aberdeen Global Dynamic Dividend Fund	111,285	1,073,900
Aberdeen Total Dynamic Dividend Fund	539,300	4,497,763
Clough Global Dividend and Income Fund	33,764	366,339
Delaware Enhanced Global Dividend and Income Fund	91,666	903,827
Gabelli Global Small and Mid Cap Value Trust (The)	121,475	1,352,017
GDL Fund (The)	191,987	1,764,361
John Hancock Tax-Advantaged Global Shareholder Yield Fund	53,262	363,779
Lazard Global Total Return and Income Fund, Inc.	15,981	249,783
Royce Global Value Trust, Inc.	79,060	800,087
Voya Infrastructure, Industrials and Materials Fund	93,596	1,071,674
		12,443,530
GLOBAL INCOME - 0.12%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	40,277	487,352

INCOME & PREFERRED STOCK - 0.35%
Eagle Growth and Income Opportunities Fund	11,645	185,621
LMP Capital and Income Fund Inc.	87,663	1,236,925
		1,422,546
NATURAL RESOURCES - 1.62%
Adams Natural Resources Fund, Inc.	234,266	3,708,431
BlackRock Resources & Commodities Strategy Trust	358,813	2,683,921
First Trust Energy Infrastructure Fund	345	5,696
Tortoise Energy Independence Fund, Inc.	27,305	112,770
Tortoise Pipeline & Energy Fund, Inc.	4,597	60,956
Voya Natural Resources Equity Income Fund	7,500	29,400
		6,601,174

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.73%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	88,889	$1,086,224
BlackRock Enhanced Global Dividend Trust	130,741	1,363,628
BlackRock Enhanced International Dividend Trust	44,094	239,430
Madison Covered Call & Equity Strategy Fund	20,554	131,546
Voya Asia Pacific High Dividend Equity Income Fund	12,385	105,025
Voya Global Equity Dividend and Premium Opportunity Fund	8,400	50,400
		2,976,253
PACIFIC EX JAPAN - 0.03%
Korea Fund, Inc. (The)	4,709	129,168

REAL ESTATE - 2.74%
Aberdeen Global Premier Properties Fund	243,316	1,513,426
CBRE Clarion Global Real Estate Income Fund	898,488	7,107,039
RMR Real Estate Income Fund	123,758	2,523,426
		11,143,891
SECTOR EQUITY - 1.77%
Gabelli Healthcare & WellnessRx Trust (The)	130,494	1,359,747
Nuveen Real Asset Income and Growth Fund	207,016	3,624,851
Tekla Healthcare Investors	92,000	1,687,280
Tekla Life Sciences Investors	33,191	501,184
		7,173,062
UTILITY - 0.64%
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	43,525	431,333
Macquarie Global Infrastructure Total Return Fund Inc.	89,982	2,166,766
		2,598,099

TOTAL CLOSED-END FUNDS		87,950,754

COMMUNICATION SERVICES - 9.41%
Alphabet Inc. - Class C *	13,002	15,849,438
AT&T Inc.	156,000	5,903,040
Charter Communications, Inc. - Class A *	5,300	2,184,236
Comcast Corporation - Class A	158,000	7,122,640

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 9.41% (Continued)
Walt Disney Company (The)	55,000	$7,167,600
		38,226,954
CONSUMER DISCRETIONARY - 8.12%
Amazon.com, Inc. *	7,000	12,151,370
AutoZone, Inc. *	700	759,234
Dollar General Corporation	7,000	1,112,580
Home Depot, Inc. (The)	30,000	6,960,600
Lowe's Companies, Inc.	15,000	1,649,400
McDonald's Corporation	13,000	2,791,230
NIKE, Inc. - Class B	25,000	2,348,000
Ross Stores, Inc.	10,000	1,098,500
Starbucks Corporation	36,000	3,183,120
TJX Companies, Inc. (The)	17,000	947,580
		33,001,614
CONSUMER STAPLES - 6.07%
Coca-Cola Company (The)	100,000	5,444,000
Costco Wholesale Corporation	14,000	4,033,540
Estée Lauder Companies, Inc. (The) - Class A	9,000	1,790,550
General Mills, Inc.	15,000	826,800
Procter & Gamble Company (The)	71,000	8,830,980
Sysco Corporation	16,000	1,270,400
Walmart Inc.	21,000	2,492,280
		24,688,550
ENERGY - 1.34%
Chevron Corporation	8,000	948,800
Exxon Mobil Corporation	55,000	3,883,550
Kinder Morgan, Inc.	29,300	603,873
		5,436,223
EXCHANGE-TRADED FUNDS - 1.46%
iShares Core S&P 500 ETF	10,000	2,985,200
SPDR S&P 500 ETF Trust	10,000	2,967,700
		5,952,900
FINANCIALS - 9.78%
Aflac Incorporated	20,000	1,046,400
American Express Company	16,000	1,892,480
Aon plc	7,000	1,354,990

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 9.78% (Continued)
Bank of America Corporation	125,000	$3,646,250
BB&T Corporation	24,000	1,280,880
Berkshire Hathaway Inc. - Class B *	17,000	3,536,340
Citigroup Inc.	78,700	5,436,596
CME Group Inc.	5,000	1,056,700
Intercontinental Exchange, Inc.	16,000	1,476,320
JPMorgan Chase & Co.	101,000	11,886,690
PNC Financial Services Group, Inc. (The)	14,000	1,962,240
Progressive Corporation (The)	20,000	1,545,000
S&P Global Inc.	8,000	1,959,840
U.S. Bancorp	30,000	1,660,200
		39,740,926
HEALTH CARE - 11.40%
Abbott Laboratories	54,000	4,518,180
Anthem, Inc.	8,000	1,920,800
Baxter International Inc.	7,000	612,290
Becton, Dickinson and Company	5,000	1,264,800
Boston Scientific Corporation *	43,000	1,749,670
Cigna Corporation	11,164	1,694,584
Edwards Lifesciences Corporation *	5,000	1,099,550
Eli Lilly and Company	22,000	2,460,260
IQVIA Holdings Inc. *	5,300	791,714
Johnson & Johnson	39,000	5,045,820
Medtronic Public Limited Company	40,000	4,344,800
Merck & Co., Inc.	100,800	8,485,344
Pfizer Inc.	99,000	3,557,070
Stryker Corporation	10,000	2,163,000
Thermo Fisher Scientific Inc.	8,000	2,330,160
UnitedHealth Group Incorporated	14,000	3,042,480
Zoetis Inc.	10,000	1,245,900
		46,326,422
INDUSTRIALS - 6.88%
Boeing Company (The)	14,000	5,326,580
CSX Corporation	26,900	1,863,363
Deere & Company	11,000	1,855,480
Honeywell International Inc.	11,000	1,861,200

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 6.88% (Continued)
IHS Markit Ltd. *	10,000	$668,800
Ingersoll-Rand Public Limited Company	8,000	985,680
Lockheed Martin Corporation	10,000	3,900,600
Norfolk Southern Corporation	10,000	1,796,600
Republic Services, Inc.	10,000	865,500
Roper Technologies, Inc.	2,500	891,500
Union Pacific Corporation	18,000	2,915,640
United Parcel Service, Inc. - Class B	28,600	3,426,852
Waste Management, Inc.	14,000	1,610,000
		27,967,795
INFORMATION TECHNOLOGY - 18.32%
Accenture plc - Class A	18,000	3,462,300
Apple Inc.	38,000	8,510,860
Automatic Data Processing, Inc.	13,000	2,098,460
Broadcom Inc.	12,000	3,312,840
Cisco Systems, Inc.	137,000	6,769,170
Fiserv, Inc. *	14,000	1,450,260
FleetCor Technologies, Inc. *	2,000	573,560
Intuit Inc.	8,000	2,127,520
Mastercard Incorporated - Class A	14,000	3,801,980
Microsoft Corporation	147,400	20,493,022
Motorola Solutions, Inc.	4,000	681,640
Paychex, Inc.	11,000	910,470
PayPal Holdings, Inc. *	30,000	3,107,700
salesforce.com, inc. *	19,000	2,820,360
Texas Instruments Incorporated	30,000	3,877,200
VeriSign, Inc. *	3,000	565,890
Visa, Inc. - Class A	53,100	9,133,731
Xilinx, Inc.	8,000	767,200
		74,464,163
MATERIALS - 0.94%
Air Products and Chemicals, Inc.	7,000	1,553,020
Dow Inc.	14,273	680,108
Ecolab Inc.	8,000	1,584,320
		3,817,448

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Concluded)

Description	No. of Shares	Value
REAL ESTATE - 0.78%
American Tower Corporation	6,800	$1,503,684
Crown Castle International Corp.	12,000	1,668,120
		3,171,804
UTILITIES - 2.52%
American Electric Power Company, Inc.	13,000	1,217,970
Dominion Energy, Inc.	15,000	1,215,600
DTE Energy Company	7,000	930,720
Exelon Corporation	14,000	676,340
NextEra Energy, Inc.	9,000	2,096,910
Public Service Enterprise Group Incorporated	13,000	807,040
Sempra Energy	7,000	1,033,270
Southern Company (The)	22,000	1,358,940
Xcel Energy Inc.	14,000	908,460
		10,245,250

TOTAL EQUITY SECURITIES (cost - $350,832,693)		400,990,803

SHORT-TERM INVESTMENT - 1.05%
MONEY MARKET FUNDS - 1.05%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.86% ^ (cost - $4,254,564)	4,254,564	4,254,564

TOTAL INVESTMENTS - 99.71% (cost - $355,087,257)		405,245,367

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.29%		1,197,953

NET ASSETS - 100.00%		$406,443,320

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2019:

Cost of portfolio investments	$355,421,964
Gross unrealized appreciation	$57,207,710
Gross unrealized depreciation	(7,384,307)
Net unrealized appreciation	$49,823,403

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Total Return Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

• Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Securities	$400,990,803	$-
Short-Term Investment	4,254,564	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$405,245,367	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2019.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended September 30, 2019, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSRS on August 28, 2019 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	November 21, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	November 21, 2019

*	Print the name and title of each signing officer under his or her signature.